Statement of Cash Flows	1 Months Ended
Jun. 30, 2023 USD ($)
Cash flows from operating activities
Net income	$ 3,617,752
Adjustments to reconcile net income to net cash used in operating activities:
Accretion of discounts and amortization of premiums on investments	(274,650)
Net realized (gain) loss on foreign currency transactions	93,444
Net change in unrealized (appreciation) depreciation on investments	190,786
Net change in unrealized (appreciation) depreciation on translation of assets and liabilities in foreign currencies	(17,465)
Purchases of investments	(936,995,797)
Proceeds from principal payments	1,907,839
Capitalized PIK interest	(205,621)
Changes in operating assets and liabilities:
Interest receivable	(2,656,001)
Other assets	(505,685)
Interest payable	2,489,584
Net cash provided by (used in) operating activities	(932,355,814)
Cash flows from financing activities
Borrowings on debt	498,726,080
Proceeds from capital contributions	438,650,000
Net cash provided by (used in) financing activities	937,376,080
Net change in cash and cash equivalents, foreign currencies and restricted cash and cash equivalents	5,020,266
Effect of foreign currency exchange rates	(93,296)
Cash and cash equivalents, foreign currencies and restricted cash and cash equivalents, end of period	$ 4,926,970